Investment Strategy - American Century ETF Trust	May 05, 2026
Avantis U.S. Core Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests primarily in a diverse group of U.S. companies across market sectors and industry groups. The fund may invest in companies of all market capitalizations.
The fund seeks securities of companies that it expects to have higher returns by placing an enhanced emphasis on securities of companies with smaller market capitalizations and securities of companies with higher profitability and value characteristics. Conversely, the fund seeks to underweight or exclude securities it expects to have lower returns, such as securities of larger companies with lower levels of profitability and less attractive value characteristics. To identify small capitalization companies with higher profitability and value characteristics, the portfolio managers use reported and/or estimated company financials and market data including, but not limited to, shares outstanding, book value and its components, cash flows from operations, and accruals. The portfolio managers define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The portfolio managers define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The portfolio managers may also consider other factors when selecting a security, including industry classification, the past performance of the security relative to other securities, its liquidity, its float, and tax, governance or cost considerations, among others. When portfolio managers identify securities with the desired capitalization, profitability, value, and past performance characteristics, they seek to include and emphasize these securities in the broadly diversified portfolio. To determine the weight of a security within the portfolio, the portfolio managers use the market capitalization of the security relative to that of other eligible securities as a baseline, then overweight or underweight the security based on the characteristics described above. The portfolio managers may deemphasize or dispose of a security if it no longer has the desired market capitalization, profitability, or value characteristics. When determining whether to deemphasize or dispose of a security, the portfolio managers will also consider, among other things, relative past performance, costs, and taxes. The portfolio managers review the criteria for inclusion in the portfolio on a regular basis to maintain a focus on the desired broad set of U.S. companies.
Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies. To determine whether a company is a U.S. company, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located, the country in which the company was legally organized, and whether the company is in the fund’s benchmark, the Russell 3000® Index.
The fund’s initial investment portfolio is expected to be acquired through in-kind contributions of eligible securities. To the extent the fund acquires other exchange-traded funds (ETFs) in this manner, the fund generally expects to hold such ETFs, which may represent a significant portion of the fund’s assets, as long-term investments, other than dispositions to satisfy redemption requests or in response to market-moving events or significant market movements that were not anticipated at the time of contribution.
The fund is an actively managed ETF that does not seek to replicate the performance of a specified index. The portfolio managers continually analyze market and financial data to make buy, sell, and hold decisions. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers may consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund performance.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of U.S. companies.
American Century Core Plus Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The fund invests in various sectors of the fixed income market holding instruments such as corporate bonds and notes, government securities, securitized credit instruments, and emerging markets debt securities. The fund invests primarily in investment-grade securities, but may invest up to 35% of its portfolio in below investment grade securities. The portfolio managers select securities using a sector rotation approach that integrates proprietary fundamental research and quantitative model inputs, such as economic activity, inflation and monetary policy, and technical analysis of relative value among various sectors. The fund invests in both investment-grade and high-yield debt securities. Investment grade securities are those that have been rated in one of the top four credit quality categories by an independent rating agency or determined by the advisor to be of comparable credit quality. High-yield securities, which are also known as “junk bonds,” are those that have been rated by an independent rating agency below the highest four categories or determined by the advisor to be of similar quality.
The debt securities in which the fund invests may be payable in U.S. or foreign currencies, including emerging markets currencies. The fund may also invest in certain equity securities such as preferred stock, convertible securities (including contingent convertible securities), or equity equivalents provided that such investments are consistent with the fund’s investment objectives. The fund has no average maturity or duration limitations.
In addition to the securities listed above, the fund may also invest in bank loans.
The fund may also utilize derivative instruments provided that such investments are in keeping with the fund’s investment objectives. Such derivative instruments include options, futures contracts, options on futures contracts, and swaps (such as credit default swaps either on a single issuer or a securities index), or in mortgage- or asset-backed securities. The fund may invest in collateralized debt obligations, including collateralized loan obligations, collateralized mortgage obligations, and other similarly structured investments. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes or to enhance returns.
The portfolio managers may engage in hedging of portfolio positions, which usually involves entering into a derivative transaction that has the opposite characteristic of the position being hedged. The net effect of these two positions is intended to reduce or eliminate the exposure created by the first position.
The fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. When deciding whether to buy or sell a security, and how and when to implement a trade, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments, interest rates and various credit metrics. They may also consider the expected implementation costs and tax consequences of the trade in an attempt to gain trading efficiencies, avoid unnecessary risk, minimize tax impact, and/or enhance fund returns.